Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Number and Weighted Average Exercise Price of Share Options
The number and weighted average exercise price of share options for the Group are as follows:

	Weighted average exercise price 2020	Number of options 2020	Weighted average exercise price 2019	Number of options 2019
	$		$
Outstanding at the beginning of the year	0.00001	74,707,270	0.00001	57,613,684
Forfeited during the year	0.00001	(8,673,488)	0.00001	(9,160,081)
Exercised during the year	—	—	—	—
Granted during the year	0.00001	12,738,070	0.00001	26,253,667

Outstanding at the end of the year	0.00001	78,771,852	0.00001	74,707,270

Exercisable at the end of the year	—	—	—	—

Summary of Share-based Payment Expense

	2020	2019
	$’000	$’000
Total share-based payment expense	9,557	7,966